Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes
Income taxes

11. Income taxes

Cayman Islands

X Financial is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, YZT (HK) Limited, a subsidiary of the Group located in Hong Kong, is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. No income tax expense for this entity has been recognized in the consolidated financial statements as it has no assessable income for the years ended December 31, 2017, 2018 and 2019.

PRC

The Company’s subsidiaries and consolidated VIEs established in the PRC are subject to an income tax rate of 25% in the years presented. As stipulated by the Taxation Law of the PRC, entities founded in certain industrial cooperation zones can be subject to a reduced enterprise income tax rate of 15%. One subsidiary and one VIE in Shenzhen became qualified enterprises to enjoy the preferential income tax rate of 15% from 2018 to 2020. Moreover, a qualified software enterprise is entitled to a tax holiday consisting of two-year exemption starting from the first profit-making year and 50% reduction for the subsequent three years.  One subsidiary became a qualified software enterprise and was subject to a tax exemption in 2018 and the preferential tax rate of 12.5% from 2019 to 2021.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income Tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to PRC income taxes, at a statutory income tax rate of 25%.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if an underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2019, the Group is subject to examination of the PRC tax authorities.

Current tax expense and deferred tax expense which are substantially all attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Current tax	395,369,391	213,083,260	71,809,290	10,314,759
Deferred tax	(257,121,164)	(3,162,072)	(164, 911,933)	(23,688,117)
Total	138,248,227	209,921,188	(93,102,643)	(13,373,358)

The pre-tax income for different jurisdiction is shown as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cayman Islands	86,909	(11,832,862)	(9,978,594)	(1,433,335)
Hong Kong entities	(17,470)	(2,423,249)	(140,208)	(20,140)
PRC entities	478,505,825	1,099,179,030	674,034,252	96,818,963
Total	478,575,264	1,084,922,919	663,915,450	95,365,488

A reconciliation between income tax expense computed by applying the PRC tax rate of 25% to income before income tax expense and the reported amount of income tax expense is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Expected tax at PRC rate	119,643,817	271,230,730	165,978,862	23,841,372
Other expenses not deductible for tax purposes	119,376	226,076	27,243,710	3,913,314
Share based compensation expenses not deductible for tax purposes	18,502,393	42,959,121	39,101,140	5,616,527
Effect of tax holiday and preferential tax rate(1)	—	(104,548,726)	(279,823,276)	(40,194,099)
Effect of different tax rate of subsidiary operation in other jurisdiction	(20,242)	3,164,192	2,853,547	409,886
Research and development tax deduction	—	(32,720,713)	(12,657,389)	(1,818,120)
Adjustment on income tax of the previous periods (2)	—	(17,208,473)	961,418	138,099
Tax on undistributed earnings/(loss) of VIEs	—	46,419,145	(46,419,145)	(6,667,693)
Valuation allowance movement	2,883	399,836	4,451,281	639,387
Others	—	—	5,207,209	747,969
Total	138,248,227	209,921,188	(93,102,643)	(13,373,358)
(1)	The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
The aggregate amount tax benefit of the tax holiday and preferential tax rate	—	104,548,726	279,823,276	40,194,099
The aggregate effect on basic and diluted net income per share:
—Basic	—	0.36	0.89	0.13
—Diluted	—	0.34	0.88	0.13
(2)	Adjustment on current income tax of the previous periods represented the adjustment according to final annual income tax filing with the PRC tax authorities.

The tax effects of temporary differences and carryforwards that give rise to the deferred tax balances at December 31, 2018 and 2019 are as follows:

	As of
	December 31,	As of December 31,
	2018	2019	2019
Deferred tax assets:	RMB	RMB	US$
Long-term investments	1,575,000	3,455,742	496,386
Accrued expenses	3,394,533	30,867,551	4,433,846
Accounts receivables	—	105,168,108	15,106,454
Guarantee liabilities	235,329,500	210,014,843	30,166,745
Financial guarantee derivatives	54,770,514	116,363,471	16,714,567
Loan receivable from Xiaoying Housing Loans	3,886,705	7,231,727	1,038,773
Loans held for sale	853,899	—	—
Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans	—	10,264,710	1,474,433
Operating loss carry forwards	46,845,223	5,631,764	808,952
Lease liabilities	—	13,226,632	1,899,887
Others	395,882	149,079	21,413
Deferred tax assets, gross	347,051,256	502,373,627	72,161,456
Valuation allowance	(403,674)	(4,854,955)	(697,371)
Total deferred tax assets, net	346,647,582	497,518,672	71,464,085
Deferred tax liabilities:
Property and equipment	1,008,419	662,682	95,187
Long-term investments	—	646,786	92,905
Investment in Consolidated Trusts	—	18,953,213	2,722,459
Right-of-use assets	—	13,124,040	1,885,150
Investment in VIEs(1)	46,419,145	—	—
Total deferred tax liabilities	47,427,564	33,386,721	4,795,701
(1)	A deferred tax liability was recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis for investments in domestic VIEs.

Movement of the valuation allowance is as follows:

	As of
	December 31,	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Balance as of January 1	(3,838)	(403,674)	(57,984)
Addition	(399,836)	(4,451,281)	(639,387)
Balance as of December 31	(403,674)	(4,854,955)	(697,371)

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs. The valuation allowance is considered on an individual entity basis. As of December 31, 2018 and 2019, the Company had tax operating loss carry forwards of RMB188,212,704 and RMB38,990,106 (US$5,600,578) respectively from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC, which can be carried forward to offset taxable income. The net operating loss will expire in years 2022 to 2024 if not utilized.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry‑forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry‑forwards, including consideration of specific known trend of profits expected to be reflected within the industry and (iii) future taxable income arising from implementing tax planning strategies. On the basis of this evaluation, as of December 31, 2018 and 2019 a valuation allowance of RMB403,674 and RMB4,854,955(US$697,371) was recorded respectively to reflect only the portion of the deferred tax assets that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as our projections for growth. In 2019, the Group reassessed the business plan and profit forecast for one of its subsidiaries and concluded that it is not more likely than not to achieve sufficient future taxable income to realize its deferred tax assets. Accordingly, the Group has recognized an increase in the valuation allowance against the ability to utilize beginning-of-year deferred tax assets in future years of RMB4,451,281(US$639,387) for the years ended December 31, 2019.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. Management has asserted to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. As of December 31, 2019, the FIE of the Group had cumulative profits of RMB2,327,155,384 (US$334,274,955). The related unrecognized deferred tax liabilities were RMB232,715,538(US$33,427,495) as of December 31, 2019.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group accrued deferred tax liabilities on the earnings of the VIEs of RMB46,419,145 and nil as of December 31, 2018 and 2019.

Unrecognized tax benefit

A roll-forward of unrecognized tax benefits are as follows:

	Year ended December 31,	Year ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additions for tax positions	—	319,206,371	45,851,126
Reductions for tax position	—	(72,811,764)	(10,458,755)
Balance at end of the year	—	246,394,607	35,392,371

The accrued interest and penalties related to income taxes at December 31, 2018 and 2019 is set forth below:

	Year ended December 31,	Year ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Accrued interest	—	3,805,963	546,692

As of December 31, 2019, the Group considered that a tax impact of RMB138,076,827 (US$19,833,495) arising from impairment losses and charge-offs of accounts receivable and contract assets and a tax impact of RMB181,129,544(US$26,017,631) related to the provision for contingent guarantee liabilities, should be reflected as unrecognized tax benefit, as the Group would not file or settle such amounts in the future income tax return. The Group has presented the unrecognized tax benefit in the income tax payable balances as at December 31, 2019.

As at December 31, 2019, the unrecognized tax benefit of RMB 246,394,607  (US$ 35,392,371), if recognized upon audit settlement or statute expiration, would not affect the Group's effective tax rate.

As of and for the year ended December 31, 2019 interest related to unrecognized tax benefits was RMB3,805,963(US$546,692), which was recorded as part of the income tax payable and income tax expense in the consolidated financial statements.